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                       SUPPLEMENT DATED AUGUST 29, 1997
                                      TO
                      PROSPECTUS DATED FEBRUARY 28, 1997
                                     FOR
                              MONEY MARKET FUND
                          GOVERNMENT SECURITIES FUND
                            ASSET ALLOCATION FUND
                              S&P 500 INDEX FUND
                          INTERNATIONAL EQUITY FUND
                               REIT INDEX FUND
                                      OF
                                  AON FUNDS

Effective September 1, 1997, Melissa Aton, Vice President of Aon
Advisors, Inc., will take over the responsibility of managing the S&P 500 Index and the REIT Index Funds. Ms. Aton joined Aon Advisors in 1987 as Senior Statistician, working with quantitative applications and analysis and developing proprietary asset allocation models. Prior to joining Aon Advisors, Ms. Aton was employed as project leader for United Airlines (1986-1987) and as Statistician/Analyst at Dow Chemical Company (1984-1986). Ms. Aton earned her B.S. in Statistics from Purdue University in 1983. She received her M.S. in Applied Statistics from Purdue University in 1984.